Stockholders' Equity - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Stockholders Equity Note [Line Items]
Common stock to be issued on conversion or exercise of convertible bonds and stock acquisition rights	39,739,861
Retained earnings available for dividends to shareholders	¥ 467,311
Undistributed earnings of affiliated companies accounted for by equity method investment	¥ 29,061	¥ 20,986
Board of directors
Stockholders Equity Note [Line Items]
Common stock had been acquired by the resolution	0	0	0